UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended December 31, 2001


                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                            Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

Fred J. Runk                            Cincinnati, Ohio     February 13, 2002
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
         [X]  13F HOLDINGS REPORT.
         [ ]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.












                                 Page 1 of 3





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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      -----------

Form 13F Information Table Entry Total:                    40
                                                      -----------

Form 13F Information Table Value Total (thousands):    $897,776
                                                      -----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company

                                                           FORM 13F INFORMATION TABLE

                                                           Column 4:   Column 5:                                 Column 8:
                                 Column 2:                    Market   Shares or   Column 6: Column 7:       Voting Authority
              Column 1:           Title of       Column 3:     Value   Principal  Investment    Other -----------------------------
         Name of Issuer              Class         CUSIP     (000's)      Amount  Discretion Managers     Sole     Shared      None
         --------------          ---------     -----------  -------- -----------  ---------- -------- ----------   ------     -----
HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
-------------------------------
AOL TIME WARNER INC                  COM       00184A 10 5      839     26,149SH   Defined    1,2,3       26,149
ADELPHIA COMMUNICATIONS CORP         CL A      006848 10 5      811     26,000SH   Defined      "         26,000
CHIQUITA BRANDS INTL INC             COM       170032 10 6   11,031 17,235,424SH   Defined      "     17,235,424
COMCAST CORP                         CL A      200300 10 1      684     19,000SH   Defined      "         19,000
COMCAST CORP                       CL A SPL    200300 20 0    1,260     35,000SH   Defined      "                            35,000
DIVINE INC                           CL A      255402 10 9      414    560,077SH   Defined      "        560,077
GREAT AMERN FINL RES INC             COM       389915 10 9  657,375 35,059,995SH   Defined      "     35,059,995
MARSH SUPERMARKETS INC               CL B      571783 20 8    2,616    189,543SH   Defined      "                           189,543
MARSH SUPERMARKETS INC               CL A      571783 30 7      585     39,543SH   Defined      "         39,543
OAKWOOD HOMES CORP                 COM NEW     674098 20 7       93     17,500SH   Defined      "         17,500
PROVIDENT FINL GROUP INC             COM       743866 10 5  146,439  5,572,271SH   Defined      "      5,572,271
QWEST COMMUNICATIONS INTL INC        COM       749121 10 9      253     17,902SH   Defined      "         17,902
RCN CORP                             COM       749361 10 1       62     21,000SH   Defined      "         21,000
SEABULK INTL INC                     COM       81169P 10 1      277     77,904SH   Defined      "         77,904
SEPRACOR INC                         COM       817315 10 4    2,100     36,800SH   Defined      "         36,800
WASHINGTON MUT INC                   COM       939322 10 3      658     20,134SH   Defined      "         20,134

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
-------------------------------
ADELPHIA COMMUNICATIONS CORP         CL A      006848 10 5    1,640     52,605SH   Defined     1,2        52,605
BRISTOL MYERS SQUIBB CO              COM       110122 10 8    1,020     20,000SH   Defined    1,2,3       20,000
BROADWING INC                        COM       111620 10 0      310     32,611SH   Defined     1,2        32,611
CABLEVISION SYS CORP            CL A NY CABLVS 12686C 10 9      237      5,000SH   Defined      "          5,000
CABLEVISION SYS CORP            CL A RAINB MED 12686C 84 4       62      2,500SH   Defined      "          2,500
CHIQUITA BRANDS INTL INC             COM       170032 10 6    4,327  6,760,871SH   Defined    1,2,3    6,760,871
COMCAST CORP                         CL A      200300 10 1      533     14,800SH   Defined     1,2        14,800
COMCAST CORP                       CL A SPL    200300 20 0      495     13,760SH   Defined      "                            13,760
JOHN HANCOCK BK &THRIFT OPP FD    SH BEN INT   409735 10 7      431     52,200SH   Defined      "         52,200
HOST MARRIOTT CORP NEW               COM       44107P 10 4       91     10,110SH   Defined      "         10,110
LEUCADIA NATL CORP                   COM       527288 10 4      761     26,352SH   Defined      "         26,352
MARSH SUPERMARKETS INC               CL B      571783 20 8    7,366    533,801SH   Defined      "                           533,801
MARSH SUPERMARKETS INC               CL A      571783 30 7   10,216    690,301SH   Defined      "        690,301
METLIFE INC.                         COM       59156R 10 8    1,556     49,115SH   Defined      "         49,115
OAKWOOD HOMES CORP                 COM NEW     674098 20 7      248     46,700SH   Defined    1,2,3       46,700
POPULAR INC                          COM       733174 10 6    5,505    189,320SH   Defined      "        189,320
PROVIDENT FINL GROUP INC             COM       743866 10 5   18,316    696,943SH   Defined      "        696,943
RCN CORP                             COM       749361 10 1      205     70,250SH   Defined      "         70,250
SEABULK INTL INC                     COM       81169P 10 1    1,360    383,294SH   Defined      "        383,294
SEPRACOR INC                         COM       817315 10 4    4,245     74,400SH   Defined      "         74,400
US BANCORP DEL                     COM NEW     902973 30 4      596     28,462SH   Defined     1,2        28,462
WASHINGTON MUT INC                   COM       939322 10 3    1,477     45,179SH   Defined    1,2,3       45,179
WESTPOINT STEVENS INC                COM       961238 10 2       72     29,400SH   Defined     1,2        29,400
ZENITH NATL INS CORP                 COM       989390 10 9   11,210    401,200SH   Defined      "        401,200
                                                           --------
                            REPORT TOTAL                   $897,776
                                                           ========
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